Fair Value Measurements	6 Months Ended
Jun. 30, 2024
Fair Value Measurements [Abstract]
Fair value measurements

Note 9. Fair value measurements

The following table presents information about the Company’s assets and liabilities fair value at June 30, 2024 and December 31, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	As of June 30, 2024
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$59,214	$—	$—	$59,214
Commercial deposits	—	756	—	756
Marketable securities:
Corporate and Agency bonds	—	106,994	—	106,994
Treasury bills		10,028		10,028
US Government	—	15,260	—	15,260
Foreign currency derivative contracts	—	291	—	291

Total financial assets	$59,214	$133,329	$—	$192,543

Liabilities:
Restricted Sponsor Shares	$—	$—	$(75,230)	$(75,230)
Price Adjustment Shares	—	—	(134,758)	(134,758)
Public Warrants	(57,798)	—	—	(57,798)
Private Placement Warrants	—	—	(35,712)	(35,712)
Foreign currency derivative contracts	—	(262)	—	(262)

Total financial liabilities	$(57,798)	$(262)	$(245,700)	$(303,760)

	As of December 31, 2023
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$120,969	$—	$—	$120,969
Commercial deposits	—	3,260	—	3,260
Marketable securities:
Corporate and Agency bonds	—	59,035	—	59,035
US Government	—	8,517	—	8,517
Foreign currency derivative contracts	—	1,159	—	1,159

Total financial assets	$120,969	$71,971	$—	$192,940

Liabilities:
Restricted Sponsor Shares	$—	$—	$(47,247)	$(47,247)
Price Adjustment Shares	—	—	(81,715)	(81,715)
Public Warrants	(31,399)	—	—	(31,399)
Private Placement Warrants	—	—	(22,718)	(22,718)
Foreign currency derivative contracts	—	(164)	—	(164)

Total financial liabilities	$(31,399)	$(164)	$(151,680)	$(183,243)

Warrant liability

The Company has classified the warrants assumed during the Merger (both public and private) as a liability pursuant to ASC 815-40 since the warrants do not meet the equity classification conditions. Accordingly, the Company measured the warrants at their fair value. The warrants liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in our statement of comprehensive loss.

	Public Warrants	Private Placement Warrants	Total Warrant liability
	(Unaudited)
Balance, December 31, 2023	$31,399	$22,718	$54,117
Change in fair value of warrant liability	26,399	12,994	39,393
Balance, June 30, 2024	$57,798	$35,712	$93,510

The estimated fair value of the private placement warrant liabilities is determined using Level 3 inputs. Inherent in a Black-Scholes valuation model are assumptions related to expected share-price volatility, expiration, risk-free interest rate and dividend yield. The Company estimates the volatility of its common share based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expiration of the warrants. The dividend yield is based on the historical rate, which the Company anticipates will remain at 0%.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Number of private placement warrants	9,666,667	9,666,667
Exercise price	$11.5	$11.5
Share price	$11.95	$8.66
Expiration term (in years)	2.16	2.66
Volatility	44.2%	51.9%
Risk-free Rate	4.72%	4.10%
Dividend yield	0%	0%

Restricted sponsor shares liability and Price adjustment shares liability

The restricted Sponsor shares liability and Price adjustment shares are measured at fair value using Level 3 inputs.

The Company has determined that the price adjustment shares, and the restricted sponsor shares should be accounted for as liabilities measured at fair value through earnings since the restricted sponsor shares and the price adjustment shares are not eligible to be classified as equity pursuant to ASC 815-40

	Restricted sponsor shares	Price adjustment shares	Total
	(Unaudited)
Balance, December 31, 2023	$47,247	$81,715	$128,962
Change in fair value of warrant liability	27,983	53,043	81,026
Balance, June 30,2024	$75,230	$134,758	$209,988

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	June 30, 2024		December 31, 2023
	Restricted sponsor shares	Price adjustment shares	Restricted sponsor shares	Price adjustment shares
	(Unaudited)
Number of shares	7,500,000	15,000,000	7,500,000	15,000,000
Share price	$12.5-$30	$12.5-$17.5	$12.5-$30	$12.5-$17.5
Remaining exercise period	4.16	2.16	4.66	2.66
Share value	$6.32-$11.27	$7.28-$10.61	$3.62-$7.17	$4.47-$6.31